Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Supplementary Financial Information [Abstract]
2021	$ 68
2022	68
2023	68
2024	67
2024	$ 67